FAIR VALUE MEASUREMENT (Schedule Of Changes In Level 3 Investments Measured On A Recurring Basis) (Details) - Investment in Iluminage Beauty [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Investment in Iluminage Beauty, Roll Forward
Fair value at the beginning of the year	$ 19,800	$ 20,130
Investment during the year	2,940
Changes in the fair value included in earnings	(7,010)	(330)
Fair value at the end of the year	$ 15,730	$ 19,800